SCHEDULE OF INTANGIBLE ASSETS ADJUSTMENTS (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets cost	$ 2,254,486
Amortization	(16,528)
Intangible assets net	$ 2,237,958
Goodwill [Member]
Indefinite-Lived Intangible Assets [Line Items]
Date acquired	Sep. 18, 2023
Intangible assets cost	$ 1,404,486
Amortization
Intangible assets net	$ 1,404,486
Trademarks and Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Date acquired	Sep. 18, 2023
Intangible assets cost	$ 150,000
Amortization	(2,361)
Intangible assets net	$ 147,639
Useful life	18 years
Customer Relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Date acquired	Sep. 18, 2023
Intangible assets cost	$ 700,000
Amortization	(14,167)
Intangible assets net	$ 685,833
Useful life	14 years